As filed with the Securities and Exchange Commission on April 26, 2000
                                                        Registration No. 2-52242
                                                       Registration No. 811-2538

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
               Pre-Effective Amendment No.                            [ ]
               Post-Effective Amendment No. 73                        [X]
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
               Amendment No. 67                                  [X]
                        (Check appropriate box or boxes)

                       ----------------------------------

                           TOUCHSTONE INVESTMENT TRUST

                      (f/k/a/ Countrywide Investment Trust)

               (Exact name of Registrant as Specified in Charter)

                          312 Walnut Street, 21st Floor

                             Cincinnati, Ohio 45202
              (Address of Registrant's Principal Executive Offices)
                  Registrant's Telephone Number (513) 629-2000

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                                             Copy to:
ROBERT H. LESHNER                            KAREN M. MCLAUGHLIN, ESQ.
312 Walnut Street, 21st Floor                Frost & Jacobs LLP
Cincinnati, Ohio 45202                       2500 PNC Center
(Name and Address of Agent for Service)      201 East Fifth Street
                                             Cincinnati, Ohio 45202

                       ----------------------------------
           Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on May 2, 2000 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on ____________ pursuant to paragraph (a)(1) of Rule 485
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, please check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             TOTAL NUMBER OF PAGES:
                             EXHIBIT INDEX ON PAGE:

     This Post-Effective Amendment No. 73 under the Securities Act of 1933 and Post-Effective Amendment No. 67 under the Investment Company Act of 1940 for Touchstone Investment Trust (f/k/a Countrywide Investment Trust) is being filed for the sole purpose of delaying the effectiveness of Post-Effective Amendment No. 71 under the Securities Act of 1933 and Post-Effective Amendment No. 65 under the Securities Act of 1940 and incorporates by reference Parts A, B and C, including the Powers of Attorney, of the aforementioned Post-Effective Amendments.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registrant's Registration Statement and has duly caused this Post-Effective Amendment to the Registrant's Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 25th day of April, 2000.

                                        TOUCHSTONE INVESTMENT TRUST

                                        By: /s/ Robert H. Leshner
                                            ----------------------------
                                            Robert H. Leshner, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

SIGNATURE                                         TITLE

/s/ Robert H. Leshner                             April 25, 2000
-----------------------------                     President and Trustee
Robert H. Leshner

/s/ Theresa M. Samocki                            April 25, 2000
-----------------------------                     Treasurer
Theresa M. Samocki


William O. Coleman*                               Trustee

Phillip R. Cox*                                   Trustee

H. Jerome Lerner*                                 Trustee

/s/ Jill T. McGruder                              April 25, 2000
-----------------------------                     Trustee
Jill T. McGruder

Oscar P. Robertson*                               Trustee

Nelson Schwab, Jr.*                               Trustee

Robert E. Stautberg*                              Trustee

Joseph S. Stern, Jr.*                             Trustee

*By: /s/ Jill T. McGruder                         April 25, 2000
     -------------------------
     Jill T. McGruder
     As attorney in fact for each Trustee